Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000007238 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007238 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007238 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
C000007238 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007238 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007238 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007238 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000007238 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007238 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007238 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007238 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.80%
C000007238 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007238 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007238 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007238 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007238 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007238 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007238 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007238 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007238 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007238 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000007238 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007237 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007237 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007237 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
C000007237 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007237 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007237 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007237 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000007237 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007237 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007237 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007237 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.80%
C000007237 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007237 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007237 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007237 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007237 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007237 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007237 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007237 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007237 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007237 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000007237 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007239 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007239 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007239 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007239 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007239 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007239 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.10%
C000007239 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000007239 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
C000007240 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007240 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007240 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007240 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007240 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007240 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.10%
C000007240 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000007240 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
C000007242 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007242 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007242 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007242 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000007242 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000007242 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007242 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007242 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007242 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007242 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007242 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000007242 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007241 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007241 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007241 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007241 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000007241 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000007241 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007241 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007241 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007241 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007241 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007241 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000007241 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007243 [Member] | Resonac Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007243 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007243 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007243 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007243 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007243 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007243 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007243 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007243 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007243 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007243 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000007243 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007243 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.00%
C000007243 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000007243 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.90%
C000007243 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007243 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007243 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.10%
C000007243 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007243 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.50%
C000007243 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007243 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000007244 [Member] | Resonac Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007244 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007244 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007244 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007244 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007244 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007244 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007244 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007244 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007244 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007244 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000007244 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007244 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.00%
C000007244 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000007244 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.90%
C000007244 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007244 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007244 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.10%
C000007244 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007244 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.50%
C000007244 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007244 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000007246 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007246 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007246 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007246 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007246 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007246 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007246 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007246 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007246 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007246 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007246 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007246 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007246 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.20%
C000007246 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007246 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.50%
C000007246 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007246 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007246 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007246 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.80%
C000007246 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007246 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007246 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000007245 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007245 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007245 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007245 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007245 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007245 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007245 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007245 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007245 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007245 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007245 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007245 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007245 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.20%
C000007245 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007245 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.50%
C000007245 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007245 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007245 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007245 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.80%
C000007245 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007245 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007245 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000007247 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007247 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007247 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007247 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007247 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007247 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007247 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007247 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007247 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007247 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000007247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
C000007247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000007247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000007247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000007247 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007247 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000007248 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007248 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007248 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007248 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007248 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007248 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007248 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007248 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007248 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007248 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000007248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
C000007248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000007248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007248 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000007248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000007248 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007248 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000007250 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007250 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007250 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007250 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007250 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007250 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007250 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007250 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007250 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000007250 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007250 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007250 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007250 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000007250 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007250 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007250 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007250 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007250 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007250 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000007250 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000007250 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007250 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007250 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000007249 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007249 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007249 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007249 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007249 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007249 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007249 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007249 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007249 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000007249 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007249 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007249 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007249 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000007249 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007249 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007249 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007249 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007249 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007249 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000007249 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000007249 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007249 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007249 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000007255 [Member] | Zero to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000007255 [Member] | Eight to 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000007255 [Member] | Sixty to 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007255 [Member] | Thirty to 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000007255 [Member] | Ninety to 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000007255 [Member] | Fixed Income Credit Quality A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
C000007255 [Member] | Fixed Income Credit Quality A One [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000007255 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007255 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	67.80%
C000007255 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000007256 [Member] | Zero to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000007256 [Member] | Eight to 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000007256 [Member] | Sixty to 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007256 [Member] | Thirty to 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000007256 [Member] | Ninety to 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000007256 [Member] | Fixed Income Credit Quality A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
C000007256 [Member] | Fixed Income Credit Quality A One [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000007256 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007256 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	67.80%
C000007256 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000007262 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007262 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007262 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007262 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007262 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007262 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007262 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007262 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007262 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007262 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007262 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000007262 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007262 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.90%
C000007262 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007262 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.70%
C000007262 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007262 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007262 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.40%
C000007262 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007262 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007262 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007262 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000007261 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007261 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007261 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007261 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007261 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007261 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007261 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007261 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007261 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007261 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007261 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000007261 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007261 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.90%
C000007261 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007261 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.70%
C000007261 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007261 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007261 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.40%
C000007261 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007261 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007261 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007261 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000007263 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007263 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007263 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007263 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007263 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007263 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007263 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007263 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007263 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007263 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007263 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007263 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000007263 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007263 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007263 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000007263 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007263 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007263 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007263 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007263 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007263 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007263 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000007264 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007264 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007264 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007264 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007264 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007264 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007264 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007264 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007264 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007264 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007264 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007264 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000007264 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007264 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007264 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000007264 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007264 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007264 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007264 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007264 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007264 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000007268 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000007268 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000007268 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007268 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007268 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007268 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000007268 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007268 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000007268 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007268 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007268 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007268 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000007268 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000007268 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007267 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000007267 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000007267 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007267 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007267 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007267 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000007267 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007267 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000007267 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007267 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007267 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007267 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000007267 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000007267 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007271 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007271 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000007271 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007271 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007271 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007271 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007271 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007271 [Member] | Semiconductor And Electronic Components [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
C000007271 [Member] | Hardware Peripherals And Assembly [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000007271 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000007271 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000007271 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007271 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007271 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	94.10%
C000007272 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007272 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000007272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007272 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007272 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007272 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007272 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007272 [Member] | Semiconductor And Electronic Components [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
C000007272 [Member] | Hardware Peripherals And Assembly [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000007272 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000007272 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000007272 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007272 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007272 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	94.10%
C000007282 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007282 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007282 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007282 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007282 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007282 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007282 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007282 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007282 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007282 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007282 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007282 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000007282 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007282 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000007282 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007282 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007282 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000007282 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000007282 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007282 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000007281 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007281 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007281 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007281 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007281 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007281 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007281 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007281 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007281 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007281 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007281 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007281 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000007281 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007281 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000007281 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007281 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007281 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000007281 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000007281 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007281 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000007285 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000007285 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000007285 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007285 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007285 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007285 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007285 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007285 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007285 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007285 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007285 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007285 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007285 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.30%
C000007285 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007285 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	19.40%
C000007285 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007285 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007285 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	21.40%
C000007285 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007285 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007285 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007285 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000007286 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000007286 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000007286 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007286 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007286 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007286 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007286 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007286 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007286 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007286 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007286 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007286 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007286 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.30%
C000007286 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007286 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	19.40%
C000007286 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007286 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007286 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	21.40%
C000007286 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007286 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007286 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007286 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000007288 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007288 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000007288 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000007288 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007288 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007288 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007288 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007288 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007288 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007288 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	42.60%
C000007288 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007288 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007288 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007288 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007288 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007288 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007288 [Member] | LITHUANIA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007288 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007288 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007288 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000007288 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000007288 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007287 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007287 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000007287 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000007287 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007287 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007287 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007287 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007287 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007287 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007287 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	42.60%
C000007287 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007287 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007287 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007287 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007287 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007287 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007287 [Member] | LITHUANIA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007287 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007287 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007287 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000007287 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000007287 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007289 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007289 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007289 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007289 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007289 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007289 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007289 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007289 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007289 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007289 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007289 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007289 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.60%
C000007289 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007289 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007289 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007289 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007289 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007289 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007289 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007289 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007289 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007289 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000007290 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007290 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007290 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007290 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007290 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007290 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007290 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007290 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007290 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007290 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007290 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007290 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.60%
C000007290 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007290 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007290 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007290 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007290 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007290 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007290 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007290 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007290 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007290 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000007292 [Member]
Holdings [Line Items]
Percent of Net Long Exposure	100.00%	[1]
C000007292 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[2]
Percent of Total Long Exposure	26.80%	[3]
Percent of Total Short Exposure	(6.00%)	[3]
Percent of Net Long Exposure	41.70%	[1]
C000007292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
Percent of Total Long Exposure	3.10%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	7.70%	[1]
C000007292 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
Percent of Total Long Exposure	8.70%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	10.30%	[1]
C000007292 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(2.10%)	[3]
Percent of Net Long Exposure	6.40%	[1]
C000007292 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	1.50%	[4]
C000007292 [Member] | Real Estate related Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	1.00%	[1]
C000007292 [Member] | Real Estate related Non U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.40%	[1]
C000007292 [Member] | Real Estate related U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.60%	[1]
C000007292 [Member] | Equity Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[2]
Percent of Total Long Exposure	11.00%	[3]
Percent of Total Short Exposure	(9.30%)	[3]
Percent of Net Long Exposure	37.40%	[1]
C000007292 [Member] | Equity Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
Percent of Total Long Exposure	1.30%	[3]
Percent of Total Short Exposure	(3.70%)	[3]
Percent of Net Short Exposure	(1.80%)	[1]
C000007292 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
Percent of Total Long Exposure	2.10%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	2.70%	[1]
C000007292 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
Percent of Total Long Exposure	2.00%	[3]
Percent of Total Short Exposure	(1.40%)	[3]
Percent of Net Long Exposure	2.90%	[1]
C000007292 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
Percent of Total Long Exposure	1.90%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	4.70%	[1]
C000007292 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
Percent of Total Long Exposure	2.10%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	5.90%	[1]
C000007292 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[2]
Percent of Total Long Exposure	1.60%	[3]
Percent of Total Short Exposure	(2.00%)	[3]
Percent of Net Long Exposure	7.20%	[1]
C000007292 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(0.10%)	[3]
Percent of Net Long Exposure	9.40%	[1]
C000007292 [Member] | Fixed Income Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%	[2]
Percent of Total Long Exposure	39.90%	[3]
Percent of Total Short Exposure	(24.40%)	[3]
Percent of Net Long Exposure	84.70%	[1]
C000007292 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(9.10%)	[3]
Percent of Net Short Exposure	(7.00%)	[1]
C000007292 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.10%	[1]
C000007292 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.10%	[1]
C000007292 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
Percent of Total Long Exposure	1.30%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	5.50%	[1]
C000007292 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(9.30%)	[3]
Percent of Net Long Exposure	8.10%	[1]
C000007292 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	18.20%	[1]
C000007292 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(24.60%)	[5]
C000007291 [Member]
Holdings [Line Items]
Percent of Net Long Exposure	100.00%	[6]
C000007291 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[7]
Percent of Total Long Exposure	26.80%	[8]
Percent of Total Short Exposure	(6.00%)	[8]
Percent of Net Long Exposure	41.70%	[6]
C000007291 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[7]
Percent of Total Long Exposure	3.10%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	7.70%	[6]
C000007291 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
Percent of Total Long Exposure	8.70%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	10.30%	[6]
C000007291 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(2.10%)	[8]
Percent of Net Long Exposure	6.40%	[6]
C000007291 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	1.50%	[9]
C000007291 [Member] | Real Estate related Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	1.00%	[6]
C000007291 [Member] | Real Estate related Non U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.40%	[6]
C000007291 [Member] | Real Estate related U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.60%	[6]
C000007291 [Member] | Equity Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[7]
Percent of Total Long Exposure	11.00%	[8]
Percent of Total Short Exposure	(9.30%)	[8]
Percent of Net Long Exposure	37.40%	[6]
C000007291 [Member] | Equity Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
Percent of Total Long Exposure	1.30%	[8]
Percent of Total Short Exposure	(3.70%)	[8]
Percent of Net Short Exposure	(1.80%)	[6]
C000007291 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
Percent of Total Long Exposure	2.10%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	2.70%	[6]
C000007291 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
Percent of Total Long Exposure	2.00%	[8]
Percent of Total Short Exposure	(1.40%)	[8]
Percent of Net Long Exposure	2.90%	[6]
C000007291 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
Percent of Total Long Exposure	1.90%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	4.70%	[6]
C000007291 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
Percent of Total Long Exposure	2.10%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	5.90%	[6]
C000007291 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[7]
Percent of Total Long Exposure	1.60%	[8]
Percent of Total Short Exposure	(2.00%)	[8]
Percent of Net Long Exposure	7.20%	[6]
C000007291 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(0.10%)	[8]
Percent of Net Long Exposure	9.40%	[6]
C000007291 [Member] | Fixed Income Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%	[7]
Percent of Total Long Exposure	39.90%	[8]
Percent of Total Short Exposure	(24.40%)	[8]
Percent of Net Long Exposure	84.70%	[6]
C000007291 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(9.10%)	[8]
Percent of Net Short Exposure	(7.00%)	[6]
C000007291 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.10%	[6]
C000007291 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.10%	[6]
C000007291 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[7]
Percent of Total Long Exposure	1.30%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	5.50%	[6]
C000007291 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(9.30%)	[8]
Percent of Net Long Exposure	8.10%	[6]
C000007291 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	18.20%	[6]
C000007291 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(24.60%)	[10]

[1]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[2]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[3]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[4]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[5]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[6]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[7]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[8]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[9]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[10]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.